Salaries and benefits (Tables)	12 Months Ended
Jun. 30, 2025
Retirement Benefits [Abstract]
Schedule of employee welfare benefits expenses

The following table presents the Group’s employee welfare benefits expenses:

	Years Ended June 30,
	2025	2024	2023
	US$	US$	US$

Wages and salaries	950,569	3,328,319	1,987,615
Benefits	362,789	446,045	227,566
Pensions-defined contribution	256,411	271,328	174,711
	1,569,769	4,045,692	2,389,892